Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
Share-Based Compensation

22. Share-Based Compensation

Omnibus Incentive Compensation Plan

GasLog has granted to executives, managers and certain employees of the Group, Restricted Stock Units (“RSUs”) and Stock Appreciation Rights or Stock Options (collectively, the “SARs”) in accordance with its 2013 Omnibus Incentive Compensation Plan (the “Plan”). The RSUs vest three years after the grant dates while the SARs vest incrementally with one-third of the SARs vesting on each of the three anniversaries of the grant dates. The compensation cost for the SARs is recognized on an accelerated basis as though each separate vesting portion of the SARs is a separate award. Prior to the exercise date the holders of the awards have no voting rights.

On April 1, 2019, GasLog granted to executives, managers and certain employees of the Group 98,613 RSUs and 299,322 SARs in accordance with the Plan. The RSUs will vest on April 1, 2022 while the SARs will vest incrementally with the one-third of the SARs vesting on each of April 1, 2020, 2021 and 2022.

On August 20, 2019, GasLog granted to its executives an additional 7,410 RSUs and 27,132 SARs in accordance with the Plan. The RSUs will vest on August 20, 2022, while the SARs will vest incrementally with one-third of the SARs vesting on each of August 20, 2020, 2021 and 2022.

The details of the outstanding awards as of December 31, 2019 are presented in the following table:

					Fair value at
Awards	Number	Grant date	Expiry date	Exercise price*	grant date
SARs	211,229	May 17, 2013	April 29, 2023	$12.48	$2.3753
SARs	265,962	April 1, 2014	March 31, 2024	$23.22	$6.0035
SARs	283,192	April 1, 2015	March 31, 2025	$18.70	$5.6352
SARs	740,963	April 1, 2016	March 31, 2026	$8.50	$2.3263
RSUs	134,537	April 3, 2017	n/a	n/a	$15.55
SARs	420,632	April 3, 2017	April 3, 2027	$14.77	$5.0021
RSUs	134,452	April 2, 2018	n/a	n/a	$16.30
SARs	401,946	April 2, 2018	April 2, 2028	$15.52	$5.3000
RSUs	90,763	April 1, 2019	n/a	n/a	$17.79
SARs	279,117	April 1, 2019	April 1, 2029	$17.41	$5.8612
RSUs	7,410	August 20, 2019	n/a	n/a	$12.34
SARs	27,132	August 20, 2019	August 20, 2029	$11.96	$3.37

*The exercise prices were decreased by $0.40 and/or $0.38 to reflect the effect from the distribution of the special dividends declared on November 28, 2018 and December 14, 2019, respectively.

In accordance with the terms of the Plan, there are only service condition requirements. The awards will be settled in cash or in shares at the sole discretion of the compensation committee of the board of directors. These awards have been treated as equity settled because the Group has no present obligation to settle in cash. The amount to be settled for each SAR exercised is computed in each case, as the excess, if any, of the fair market value (the closing price of shares) on the exercise date over the exercise price of the SAR.

Fair value

The fair value of the SARs has been calculated based on the Modified Black-Scholes-Merton method. Expected volatility was based on historical share price volatility for the period since the Group’s initial public offering. The expected dividend is based on management’s expectations of future payments on the grant date. The significant assumptions used to estimate the fair value of the SARs are set out below:

Inputs into the model	2013		2014		2015		2016		2017		2018		2019		2019
Grant date share closing price	$13.26		$24.00		$19.48		$9.28		$15.55		$16.30		$17.79		$12.34
Exercise price*	$12.48		$23.22		$18.70		$8.50		$14.77		$15.52		$17.41		$11.96
Expected volatility	29.31%		29.42%		39.3%		47.3%		46.0%		44.5%		45.03%		45.8%
Expected term	6	years	6	years	6	years	6	years	6	years	6	years	6	years	6	years
Risk-free interest rate for the period similar to the expected term	1.08%		2.03%		1.48%		1.37%		1.99%		2.61%		2.35%		1.47%

*The exercise prices were decreased by $0.40 and/or $0.38 to reflect the effect from the distribution of the special dividends declared on November 28, 2018 and December 14, 2019, respectively.

The fair value of the RSUs was determined by using the grant date closing price and was not further adjusted since the holders are entitled to dividends.

Movement in RSUs and SARs

The summary of RSUs and SARs is presented below:

		Weighted	Weighted
		average	average share	Weighted
	Number of	exercise price	price at the	average	Aggregate
	awards	per share	date of exercise	contractual life	fair value
RSUs
Outstanding as of January 1, 2018	425,702	—	—	1.39	5,636
Granted during the year	149,786	—	—	—	2,441
Vested during the year	(86,136)	—	—	—	(1,655)
Forfeited during the year	(1,179)	—	—	—	(14)
Outstanding as of December 31, 2018	488,173	—	—	1.13	6,408
Granted during the year	106,023	—	—	—	1,845
Vested during the year	(207,819)	—	—	—	(1,943)
Forfeited during the year	(19,215)	—	—	—	(322)
Outstanding as of December 31, 2019	367,162	—	—	1.16	5,988
SARs
Outstanding as of January 1, 2018	2,031,279	14.59	—	7.68	7,874
Granted during the year	416,458	—	—	—	2,207
Exercised during the year	(60,043)	11.93	20.71	—	(158)
Forfeited during the year	(3,333)	—	—	—	(12)
Expired during the year	(12,198)	—	—	—	(72)
Outstanding as of December 31, 2018	2,372,163	14.51	—	7.17	9,839
Granted during the year	326,454	—	—	—	1,845
Exercised during the year	(15,774)	8.88	11.25	—	(37)
Forfeited during the year	(36,198)	—	—	—	(202)
Expired during the year	(16,472)	—	—	—	(78)
Outstanding as of December 31, 2019	2,630,173	14.46	—	6.53	11,367

As of December 31, 2019, 1,919,089 SARs have vested but not been exercised.

GasLog Partners has granted to its executives Restricted Common Units ("RCUs”) and Performance Common Units ("PCUs”) in accordance with its 2015 Long-Term Incentive Plan (the “GasLog Partners’ Plan”). The RCUs and PCUs will vest three years after the grant dates subject to the recipients’ continued service; vesting of the PCUs is also subject to the achievement of certain performance targets in relation to total unitholder return. Specifically, the performance measure is based on the total unitholder return (“TUR”) achieved by the Partnership during the performance period, benchmarked against the TUR of a selected group of peer companies. TUR above the 75th percentile of the peer group results in 100% of the award vesting; TUR between the 50th and 75th percentile of the peer group results in 50% of award vesting; TUR below the 50th percentile of the peer group results in none of the award vesting. The holders are entitled to cash distributions that are accrued and will be settled on vesting.

The details of the outstanding awards  as of December 31, 2019 are presented in the following table:

				Fair value at
Awards	Number	Grant date	Expiry date	grant date
RCUs	26,097	April 3, 2017	n/a	$23.85
PCUs	26,097	April 3, 2017	n/a	$23.85
RCUs	24,608	April 2, 2018	n/a	$23.40
PCUs	24,608	April 2, 2018	n/a	$23.40
RCUs	26,308	April 1, 2019	n/a	$22.99
PCUs	26,308	April 1, 2019	n/a	$22.99

In accordance with the terms of the GasLog Partners’ Plan, the awards will be settled in cash or in common units at the sole discretion of the board of directors or such committee as may be designated by the board to administer the GasLog Partners’ Plan. These awards have been treated as equity settled because the Partnership has no present obligation to settle them in cash.

Fair value

The fair value of the RCUs and PCUs was determined by using the grant date closing price and was not further adjusted since the holders are entitled to cash distributions.

Movement in RCUs and PCUs

The summary of RCUs and PCUs is presented below:

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2018	67,475	1.38	1,429
Granted during the year	24,608	—	576
Vested during the year	(16,999)	—	(410)
Outstanding as of December 31, 2018	75,084	1.25	1,595
Granted during the year	26,308	—	605
Vested during the year	(24,925)	—	(410)
Outstanding as of December 31, 2019	76,467	1.26	1,790
PCUs
Outstanding as of January 1, 2018	67,475	1.38	1,429
Granted during the year	24,608	—	576
Vested during the year	(16,999)	—	(410)
Outstanding as of December 31, 2018	75,084	1.25	1,595
Granted during the year	26,308	—	605
Vested during the year	(24,925)	—	(410)
Outstanding as of December 31, 2019	76,467	1.26	1,790

The total expense recognized in respect of share-based compensation for the year ended December 31, 2019 was $5,107 (December 31, 2018: $5,216 and December 31, 2017: $4,565). The total accrued cash distribution as of December 31, 2019 is $1,176 (December 31, 2018: $1,265).